Basis of Presentation and Summary of Material Accounting Policies (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basis of Presentation and Summary of Material Accounting Policies
Interests in resource properties, carrying amount	$ 196,634
Carrying amount	25,753	$ 28,871	$ 49,065
Deferred income tax assets	$ 9,509	$ 9,677